Lease Liability - Summary of Cost Components of The Operating Lease (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Cost
Operating lease expense	$ 64,996	$ 67,423
Variable lease expense	$ 68,584	$ 66,455
Lease term and Discount Rate
Weighted average remaining lease term (years)	11 months 1 day	1 year 11 months 1 day
Weighted average discount rate	14.00%	14.00%